Contract Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Contract Liabilities	Contract Liabilities
Contract liabilities consisted of the following at December 31:

	2024	2025	2025
	HK$	HK$	US$
Billings in advance of performance obligation under contracts, current	8,669,448	8,761,074	1,125,625
Billings in advance of performance obligation under contracts, non-current	104,714	-	-
The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation and customization service fee received from trading solution services.
The movement in contract liabilities is as follows:

	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended December 31	4,619,690	8,774,162	1,127,306
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(6,388,598)	(13,501,218)	(1,734,639)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	10,543,070	13,488,130	1,732,958

Balance at end of the year ended December 31	8,774,162	8,761,074	1,125,625
Less: Amount expected to be recognized as revenue beyond 12 months	(104,714)	-	-
Amount expected to be recognized as revenue in 12 months	8,669,448	8,761,074	1,125,625